                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment [_]; Amendment Number: __

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Traxis Partners LP
Address: 600 Fifth Avenue
         New York, NY 10020

Form 13F File Number: 28-10868

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick DeGraca
Title: Chief Financial Officer
Phone: 212-332-5195

Signature, Place, and Date of Signing:

    /s/ Pat DeGraca               New York, NY                 2/4/2008
--------------------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

             Form 13F File Number   Name

             28-_______________     ______________________________
             [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
Form 13F Information Table Entry Total: 25,020,840
Form 13F Information Table Value Total: 896,550
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  No. Form 13F File Number  Name

  ___ 28-__________________ _______________________________________

[Repeat as necessary.]

                                                              SH/ PUT/ Investment  Other   Voting  Voting Voting
SECURITY          Title of Class   CUSIP    Value    Shares   PRN CALL Discretion Managers  Sole   Shared  None
--------          -------------- --------- ------- ---------- --- ---- ---------- -------- ------- ------ ------
3M COMPANY USD
  COM              COM           88579Y101    6677      79200 SH          Sole                   0   0     79200
ABBOTT LABS STK    COM           002824100    7462     132900 SH          Sole               52750   0     80150
AIRTRAN
  HOLDINGS INC     COM           00949P108    1539     214936 SH          Sole              214936   0         0
ALCOA INC          COM           013817101    2476      67749 SH          Sole               54749   0     13000
ALTRIA GROUP INC
  USD COM          COM           02209S103     756      10000 SH          Sole                   0   0     10000
AMERICAN INTL
  GROUP INC USD
  COM              COM           026874107    3660      62800 SH          Sole                   0   0     62800
AMR STK            COM           001765106    5328     379877 SH          Sole              277877   0    102000
ANADARKO
  PETROLEUM
  CORP USD COM     COM           032511107    1936      29473 SH          Sole                   0   0     29473
BAKER HUGHES
  INC USD COM      COM           057224107    2854      35200 SH          Sole                   0   0     35200
BANCO
  BRADESCO-        SP ADR PFD
  SPONS ADR        NEW           059460303    1372      42888 SH          Sole               42888   0         0
BANCO ITAU SA      SP ADR 500
  ADR              PFD           059602201     484      18732 SH          Sole               18732   0         0
BANK OF NEW
  YORK MELLON
  CORP             COM           064058100    6955     142637 SH          Sole                   0   0    142637
BARRICK GOLD
  CORP             COM           067901108    2283      54649 SH          Sole               54649   0         0
BEAR STEARNS       COM           073902108    2379      26966 SH          Sole               26966   0         0
BELO CORP USD
  COM              COM SER A     080555105     818      46931 SH          Sole                   0   0     46931
BP PLC SPONS ADR   SPONSORED
  REPR 6 ORDS      ADR           055622104     731      10000 SH          Sole                   0   0     10000
BRISTOL MYERS
  STK              COM           110122108    1798      67800 SH          Sole               67800   0         0
BROADCOM CORP
  USD COM          CL A          111320107    2513      96100 SH          Sole                   0   0     96100
CAMECO CORP
  (CAD)            COM           13321L108     876      22144 SH          Sole               22144   0         0
CATERPILLAR INC
  USD COM          COM           149123101    4563      62900 SH          Sole                   0   0     62900
CENTEX STK         COM           152312104    1809      71615 SH          Sole               71615   0         0
CHAMPION ENTR
  STK              COM           158496109     354      37605 SH          Sole               37605   0         0
CHARLES SCHWAB
  CORP             COM           808513105    9272     362921 SH          Sole              362921   0         0
CISCO SYSTEMS
  INC USD COM      COM           17275R102    8268     305400 SH          Sole                   0   0    305400
CITIGROUP INC      COM           172967101    4932     167527 SH          Sole               76627   0     90900
CONOCOPHILLIPS
  INC USD COM      COM           20825C104    2707      30659 SH          Sole                   0   0     30659
CONTINENTAL
  AIRLINES-CL B    CL B          210795308    7024     315745 SH          Sole              176945   0    138800
COPA HOLDINGS
  SA-CLASS A       CL A          P31076105    4587     122084 SH          Sole              122084   0         0
CTC MEDIA INC
  ADR              COM           12642X106    2396      79328 SH          Sole               79328   0         0
CVRD CIA VALE      SPONSORED
  DO RIO ADR       ADR           204412209    1613      49360 SH          Sole               49360   0         0
D.R. HORTON INC    COM           23331A109    2168     164587 SH          Sole              164587   0         0
DEERE & CO COM     COM           244199105   10503     112800 SH          Sole                   0   0    112800
DELL INC USD
  COM              COM           24702R101    3529     144000 SH          Sole                   0   0    144000
DISCOVER
  FINANCIAL
  SERVICES         COM           254709108    2934     194553 SH          Sole               88675   0    105878
DU PONT DE
  NEMOURS & CO
  E.I. USD.30      COM           263534109    1312      29750 SH          Sole                   0   0     29750
EMC CORP USD
  COM              COM           268648102    5097     275000 SH          Sole                   0   0    275000
ESTEE LAUDER CO
  INC USD CL-A
  COM              CL A          518439104    1174      26924 SH          Sole                   0   0     26924
EXPRESSJET
  HOLDINGS INC     CL A          30218U108     519     209086 SH          Sole              209086   0         0
EXXON MOBIL
  CORP USD COM     COM           30231G102    6044      64500 SH          Sole                   0   0     64500
FIRST CITIZENS
  BANCSHARES
  INC NC CL-A USD
  COM              CL A          31946M103     532       3647 SH          Sole                   0   0      3647
FREEPORT-
  MCMORAN
  COPPER           COM           35671D857    2642      25792 SH          Sole               20442   0      5350
FRONTIER
  AIRLINES INC     COM           359059102    1221     232249 SH          Sole              232249   0         0
GENENTECH INC
  USD COM          COM NEW       368710406    3419      51000 SH          Sole                   0   0     51000
GENERAL
  ELECTRIC CO
  USD COM          COM           369604103   10845     292600 SH          Sole                   0   0    292600
GENZYME CORP
  COMMON           COM           372917104     720       9670 SH          Sole                   0   0      9670
GOL LINHAS
  AEREAS           SP ADR REP
  INTEL-ADR        PFD           38045R107    4746     191200 SH          Sole              191200   0         0
GOLDCORP INC
  (CAD)            COM           380956409     895      26488 SH          Sole               26488   0         0
GOLDMAN SACHS
  GROUP INC        COM           38141G104   28128     130799 SH          Sole              130799   0         0
HOVNANIAN
  ENTERPRISES - A  CL A          442487203     142      19793 SH          Sole               19793   0         0
INTEL CORP USD
  COM              COM           458140100    6091     228500 SH          Sole                   0   0    228500
INTERNATIONAL
  BUSINESS
  MACHINES CORP
  USD COM          COM           459200101    5728      53000 SH          Sole                   0   0     53000
ISHARES MSCI       MSCI
  BRAZIL           BRAZIL        464286400   27762     344009 SH          Sole              344009   0         0
ISHARES MSCI
  HONG KONG        MSCI HONG
  INDEX (DE)       KONG          464286871   53268    2429000 SH          Sole             2429000   0         0
ISHARES MSCI
  MALAYSIA         MSCI
  (FREE)           MALAYSIA      464286830   28977    2276304 SH          Sole             2276304   0         0
ISHARES MSCI       MSCI PAC J
  PACIFIC EX JPN   IDX           464286665   27882     180000 SH          Sole              180000   0         0
ISHARES MSCI       MSCI
  SINGAPORE        SINGAPORE     464286673   23959    1737407 SH          Sole             1737407   0         0
ISHARES MSCI
  SOUTH KOREA      MSCI S
  INDEX            KOREA         464286772   24646     380928 SH          Sole              380928   0         0
ISHARES MSCI       MSCI
  TAIWAN INDEX     TAIWAN        464286731   13572     903000 SH          Sole              903000   0         0
ISHARES S&P 100    S&P 100 IDX
  INDEX FUND       FD            464287101  124032    1804096 SH          Sole             1799096   0      5000
JETBLUE AIRWAYS
  CORP             COM           477143101    1649     279575 SH          Sole              279575   0         0
JOHNSON & JOHNS
  STK              COM           478160104   14210     213060 SH          Sole              102300   0    110760
JP MORGAN
  CHASE & CO       COM           46625H100   15989     366277 SH          Sole              291302   0     74975
JUNIPER
  NETWORKS INC
  USD COM          COM           48203R104    2624      79100 SH          Sole                   0   0     79100
KB HOME            COM           48666K109     947      43840 SH          Sole               43840   0         0
LAN AIRLINES       SPONSORED
  SA-SPON ADR      ADR           501723100    7537     562023 SH          Sole              562023   0         0
LEHMAN
  BROTHERS
  HOLDINGS INC     COM           524908100   10659     162881 SH          Sole              162881   0         0
LENNAR CORP        CL A          526057104    1407      78627 SH          Sole               78627   0         0
LILLY STK          COM           532457108    2088      39100 SH          Sole               39100   0         0
MDC HOLDINGS
  STK              COM           552676108     702      18907 SH          Sole               18907   0         0
MECHEL STEEL       SPONSORED
  GROUP OAO-ADR    ADR           583840103    7611      78351 SH          Sole               78351   0         0
MERCK & CO STK     COM           589331107    7580     130450 SH          Sole               75450   0     55000
MERITAGE
  CORPORATION      COM           59001A102     194      13287 SH          Sole               13287   0         0
MERRILL LYNCH &
  CO               COM           590188108   15276     284572 SH          Sole              284572   0         0
MERRILL LYNCH
  BIOTECH
  HOLDERS TR
  DEPOSITARY
  RECEIPTS REPR    DEPOSTRY
  20               RCPTS         09067D201    1618      10000 SH          Sole                   0   0     10000
MICROSOFT CORP
  USD COM          COM           594918104    8364     234900 SH          Sole                   0   0    234900
MOBILE
  TELESYSTEMS-     SPONSORED
  SP ADR           ADR           607409109    5607      55085 SH          Sole               55085   0         0
MORGAN STANLEY     COM NEW       617446448   23133     435560 SH          Sole              326160   0    109400
MORGAN STANLEY
  CHINA A SHARE    COM           617468103    5132     101600 SH          Sole              101600   0         0
NATIONAL
  INSTRUMENTS
  CORP USD COM     COM           636518102    1061      31846 SH          Sole                   0   0     31846
NEWMONT MINING     COM           651639106    1301      26634 SH          Sole               26634   0         0
NEWS CORP CL B     CL B          65248E203    2730     128500 SH          Sole                   0   0    128500
NVR INC            COM           62944T105    1503       2869 SH          Sole                2869   0         0
PARKER-HANNIFIN
  CORP USD COM     COM           701094104    3085      40960 SH          Sole                   0   0     40960
PEPSICO INC USD
  COM              COM           713448108    1366      18000 SH          Sole                   0   0     18000
PETROLEO
  BRASILEIRO S.A.  SPONSORED
  -ADR             ADR           71654V408    2462      21368 SH          Sole               21368   0         0
PFIZER STK         COM           717081103   10935     481100 SH          Sole              253300   0    227800
PLUM CREEK
  TIMBER CO INC
  USD COM          COM           729251108    4603     100000 SH          Sole                   0   0    100000
POWERSHARES
  QQQ NASDAQ
  100 (NASDAQ)     UNIT SER 1    73935A104  142751    2785955 SH          Sole             2754155   0     31800
PROCTER &
  GAMBLE CO USD
  COM              COM           742718109    1372      18690 SH          Sole                   0   0     18690
PULTE HOMES INC    COM           745867101    1149     109028 SH          Sole              109028   0         0
REPUBLIC
  AIRWAYS
  HOLDINGS IN      COM           760276105    3148     160709 SH          Sole              160709   0         0
ROSTELECOM-        SPONSORED
  SPONSORED ADR    ADR           778529107     340       4452 SH          Sole                4452   0         0
ROYAL DUTCH
  SHELL ADR A
  REPR 2 CL A      SPONS ADR
  ORDS             A             780259206     674       8000 SH          Sole                   0   0      8000
RYLAND GROUP
  STK              COM           783764103     566      20548 SH          Sole               20548   0         0
SANMINA-SCI
  CORP USD COM     COM           800907107     389     213967 SH          Sole                   0   0    213967
SCHLUMBERGER
  LTD CURACAO
  USD COM          COM           806857108    9019      91700 SH          Sole                   0   0     91700
SKYWEST            COM           830879102    3464     129001 SH          Sole              129001   0         0
SOUTHERN
  COPPER CORP      COM           84265V105    1949      18542 SH          Sole               18542   0         0
SOUTHWEST AIRLS
  STK              COM           844741108    9262     759137 SH          Sole              759137   0         0
STANDARD
  PACIFIC STK      COM           85375C101     116      34665 SH          Sole               34665   0         0
TECK COMINCO
  LTD - CLASS B    CL B          878742204     941      26570 SH          Sole               26570   0         0
TELENORTE LESTE    SPON ADR
  PARTICIP - ADR   PFD           879246106     277      14377 SH          Sole               14377   0         0
TEMPLE-INLAND
  INC USD COM      COM           879868107     310      14861 SH          Sole                   0   0     14861
THOMAS & BETTS
  CORP USD COM     COM           884315102    1013      20665 SH          Sole                   0   0     20665
TIME WARNER INC
  USD COM          COM           887317105    1369      82847 SH          Sole                   0   0     82847
TOLL BROTHERS
  STK              COM           889478103    1340      66824 SH          Sole               66824   0         0
TYCO
  ELECTRONICS
  LTD              COM NEW       G9144P105     289       7816 SH          Sole                1566   0      6250
TYCO
  INTERNATIONAL
  LTD              SHS           G9143X208     261       6566 SH          Sole                1566   0      5000
UNIBANCO -         GDR REP
  SPONSORED GDR    PFD UT        90458E107     610       4367 SH          Sole                4367   0         0
UNION PACIFIC
  CORP USD COM     COM           907818108     377       3000 SH          Sole                   0   0      3000
UNITED PARCEL
  SERVICE OF
  AMERICA INC
  CL-B USD COM     CL B          911312106     566       8000 SH          Sole                   0   0      8000
UNITED
  TECHNOLOGIES
  CORP USD COM     COM           913017109    4838      63200 SH          Sole                   0   0     63200
US AIRWAYS
  GROUP INC        COM           90341W108    2921     198542 SH          Sole              124542   0     74000
VIMPEL
  COMMUNICATIONS   SPONSORED
  ADR              ADR           68370R109    6896     165764 SH          Sole              165764   0         0
WEATHERFORD
  INTERNATIONAL
  LTD              COM           G95089101    9309     135700 SH          Sole                   0   0    135700
WESTAMERICA
  BANCORPORATION
  USD COM          COM           957090103     423       9503 SH          Sole                   0   0      9503
WHITNEY
  HOLDING CORP
  USD COM          COM           966612103     439      16778 SH          Sole                   0   0     16778
WIMM-BILL-DANN     SPONSORED
  ADR              ADR           97263M109    2737      20886 SH          Sole               20886   0         0
WYETH              COM           983024100    2143      48500 SH          Sole               46500   0      2000
YUM BRANDS INC
  USD COM          COM           988498101    1010      26400 SH          Sole                   0   0     26400
                                           ------- ----------                        -
                                           896,550 25,020,840

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